Loans payable	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Loans payable

Note 8 – Loans payable

Loans payable is comprised of the following:

	September 30, 2022	December 31, 2021
Loans payable	$73,000	$33,000
Less current portion	(13,000)	(8,000)
Noncurrent portion	$60,000	$25,000

On November 20, 2020, the Company financed the purchase of a vehicle for $40,000. The loan term is for 59 months, annual interest rate of 4.49%, with monthly principal and interest payments of $745, and secured by the purchased vehicle. The loan balance was $26,000 at September 30, 2022.

On January 20, 2022, the Company financed the purchase of second vehicle for $49,000. The loan term is for 71 months, annual interest rate of 15.54%, with monthly principal and interest payments of $1,066, and secured by the purchased vehicle. During the nine months ended September 30, 2022, the Company made principal payments of $9,000, leaving a loan balance of $47,000 at September 30, 2022.

Note 7 – Loan payable

On November 20, 2020, the Company financed the purchase of a vehicle for $40,000. The loan term is for 59 months, annual interest rate of 4.49%, with monthly principal and interest payments of $745, and secured by the purchased vehicle. The loan balance was $40,000 at December 31, 2020, of which $7,000 was recorded as the current portion of loans payable on the accompanying balance sheet. During the twelve months ended December 31, 2021, the Company made principal payments of $7,000, leaving a loan balance of $33,000 at December 31, 2021, of which $8,000 was recorded as the current portion of loan payable on the accompanying balance sheet.